General Information (Details Narrative) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2017
Disclosure of reserves within equity [abstract]
Accumulated deficit	$ (188,646,000)	$ (168,188,000)
Cash and cash equivalents and short-term bank deposits	$ 50,500,000		$ 15,000,000